Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 11,845	$ 11,668
Ending balance	19,997	11,845	$ 11,668
Goodwill impairment	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	12,164	11,982	12,022
Additional recognition, goodwill	8,287
Exchange and other adjustments	(140)	182	(40)
Ending balance	20,311	12,164	11,982
Depreciation, amortisation and impairment
Disclosure of reconciliation of changes in goodwill
Beginning balance	(319)	(314)	(315)
Exchange and other adjustments	5	(5)	1
Ending balance	$ (314)	$ (319)	$ (314)